Employee benefit obligations - Ranges of assumptions (Details) - Defined benefit plan	Dec. 31, 2019	Dec. 31, 2018
United States
Assumptions and sensitivities
Rates of inflation	2.50%	2.50%
Rates of increase in salaries	3.00%
Discount rates	3.40%	4.50%
United States | Minimum
Assumptions and sensitivities
Rates of increase in salaries		1.50%
United States | Maximum
Assumptions and sensitivities
Rates of increase in salaries		3.00%
Germany
Assumptions and sensitivities
Rates of inflation	1.50%	1.50%
Rates of increase in salaries	2.50%	2.50%
Germany | Minimum
Assumptions and sensitivities
Discount rates		1.88%
Germany | Maximum
Assumptions and sensitivities
Discount rates		2.25%
United Kingdom
Assumptions and sensitivities
Rates of inflation	2.90%	3.15%
Rates of increase in salaries	2.00%	2.15%